Net Loss Per Share - Schedule of Weighted Average Number of Shares of Common Stock Outstanding (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (48,879,200)	$ (945,046)	$ (1,868,532)	$ 4,443,634
Net loss attributable to common stockholders, basic	(48,879,200)	(945,046)
Net loss attributable to common stockholders, diluted	$ (48,879,200)	$ (945,046)
Denominator:
Weighted-average shares used to compute basic net loss per share (in Shares)	25,436,398	5,836,882
Weighted-average shares used to compute diluted net loss per share (in Shares)	25,436,398	5,836,882
Net loss per share attributable to common stockholders:
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (1.92)	$ (0.16)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (1.92)	$ (0.16)